The Alger Retirement Fund

                       Meeting the challenge of investing

                                  Alger Growth
                              Retirement Portfolio

                                 Alger Small Cap
                              Retirement Portfolio

                               Alger MidCap Growth
                              Retirement Portfolio

                           Alger Capital Appreciation
                              Retirement Portfolio


Semi-Annual Report
April 30, 1999
(Unaudited)

Fellow Shareholders:
YEAR-TO-DATE REVIEW

                                                                    May 14, 1999

      The U.S. economy continued to show strong growth in the first quarter of 1999, bolstering corporate earnings and helping to push the Dow Jones Industrial Average above the 10,000 mark. The broader stock market saw strong gains in January, most of which were given back in February. In March, the Dow broke through the 10,000 mark several times in intraday trading before finally closing above that milestone at month-end. The S&P 500 saw a total return of 4% in March and 4.98% in the first quarter of 1999. Mid- and small-capitalization stocks as a group lost ground in January and February, posting only minor gains in March. Large-capitalization companies and technology firms continued to lead the market to record levels in April and into May.

      First-quarter GDP rose 4.5%, fueled by increases in consumer spending and business investment in technology. Consumer spending grew at a 6.7% annual rate in the first quarter, a significant rise over last year. The rise in consumer confidence is due in part to employment gains and slowing inflation. Low interest rates led to a boom in mortgage refinancing. Residential construction spending also posted strong gains in the first quarter. Business investments in durable equipment rose, with spending on information technology up 21% on an annualized basis.

      Low interest rates contributed to the stock market's rise. While yields on long-term U.S. Treasury bonds climbed to 5.625% on March 31 from 5.09% at year-end 1998, the Federal Reserve took a neutral stance on interest rates at its regular Federal Open Market Committee meeting. Since February, long-term interest rates have drifted in the 5.25% to 6.0% range, and concerns that the Federal Reserve would move toward higher interest rates to forestall potential inflation have eased. In the wake of Russia's default last fall, lenders raised restrictions on new loans and money markets began to tighten. To ease the liquidity crunch, the Federal Reserve cut its Federal Funds target rate three times to 4.75% from 5.5%. Fears of a widespread credit crisis quickly subsided, however. The Fed's January Lending Survey showed a clear shift toward more available funds, and quality spreads between the U.S. Treasuries and high-yield bonds have begun to narrow again in recent months.

      At the same time, inflation remains under 2%, as measured by the Consumer Price Index. Job growth continues to be strong, and the unemployment rate--4.2% in March--remains at the lowest point in three decades. Yet tight labor markets have not resulted in higher inflation. A combination of modest increases in wages and better-than-expected productivity gains has resulted in flat or lower unit labor costs.

      Internationally, many economies continue to show weakness, which has had a negative effect on U.S. export growth. Exports rose in the fourth quarter of last year as Asian markets began showing signs of recovery, but the gains were not sustained in the first quarter of 1999. The introduction of the euro currency in January has not yet sparked the hoped-for growth in European economies many analysts expected. The political issues surrounding the Serbian-Yugoslav crisis may have contributed to the weakness of the euro.

      Looking forward, the U.S. economy remains an engine of global growth, with domestic consumer demand snapping up imports and taking up some of the excess capacity in slower-growth economies abroad. Advances in corporate productivity will likely be key to continued low inflation and opportunities for growth in the economy and the markets.


      Respectfully submitted,

      /s/David D. Alger

      David D. Alger
      President

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1999


   Shares   Common Stocks--95.5%                        Value
   ------                                               ------
            AIRLINES--.5%
    9,700   Southwest Airlines Co.................  $  315,860
                                                    ----------
            AUTOMOTIVE--.5%
    5,500   Harley Davidson, Inc..................     327,938
                                                    ----------
            BIO-TECHNOLOGY--2.8%
   15,000   Amgen Inc.*...........................     921,570
    9,500   Biogen Inc.*..........................     903,099
                                                    ----------
                                                     1,824,669
                                                    ----------
            BUSINESS SERVICES--3.5%
   10,000   Ceridian Corp.*.......................     366,250
   11,600   Cintas Corp...........................     797,500
   37,000   IMS Health Inc........................   1,110,000
                                                    ----------
                                                     2,273,750
                                                    ----------
            CHEMICALS--1.0%
   15,000   Monsanto Co...........................     678,750
                                                    ----------
            COMMUNICATION EQUIPMENT--8.5%
   16,500   Ascend Communications, Inc.*..........   1,594,313
   12,450   Cisco Systems, Inc.*..................   1,420,084
   10,600   Corning Inc...........................     606,850
   24,400   Motorola, Inc.........................   1,955,050
                                                    ----------
                                                     5,576,297
                                                    ----------
            COMMUNICATIONS--12.5%
   13,100   America Online Inc....................   1,870,025
    5,300   Broadcast.com Inc.*...................     679,725
   15,000   Comcast Corp. Cl. A. Special..........     985,320
    3,800   COX Communications Inc. Cl. A.*.......     301,625
   12,600   Frontier Corp.........................     695,369
   17,800   MCI Worldcom Inc.*....................   1,462,946
   12,400   MediaOne Group Inc.*..................   1,011,380
   18,600   Nextel Communications Inc. Cl. A.*....     761,447
    4,700   Qwest Communications International Inc.*   401,559
                                                    ----------
                                                     8,169,396
                                                    ----------
            COMPUTER RELATED & BUSINESS
              EQUIPMENT--3.9%
    8,800   EMC Corp.*............................     958,654
    3,200   International Business Machines Corp..     669,402
   15,600   Sun Microsystems Inc.*................     933,083
                                                    ----------
                                                     2,561,139
                                                    ----------
            COMPUTER SERVICES--3.2%
    3,200   eBay Inc.*............................     666,000
    7,500   Excite Inc.*..........................   1,095,000
    2,000   Yahoo Inc.*...........................     349,376
                                                    ----------
                                                     2,110,376
                                                    ----------
            COMPUTER SOFTWARE--5.0%
    3,700   Intuit Inc.*..........................     318,663
   36,100   Microsoft Corporation*................   2,935,399
                                                    ----------
                                                     3,254,062
                                                    ----------
            CONGLOMERATE--3.4%
   27,586   Tyco International Ltd................   2,241,363
                                                    ----------
            DRUG DISTRIBUTION--.9%
   10,350   Cardinal Health, Inc..................     619,065
                                                    ----------
            ENERGY & ENERGY SERVICES--.5%
    7,800   Halliburton Co........................     332,475
                                                    ----------


   Shares   Common Stocks (Continued)                   Value
   ------                                               -----
            FINANCIAL SERVICES--12.4%
    2,900   American Express Co...................  $  378,995
    8,800   Bank of America Corp..................     633,600
   29,500   Citigroup Inc.........................   2,219,875
   14,900   Federal Home Loan Mortgage Corporation     934,975
   25,000   Household International Inc...........   1,257,825
   10,800   Kansas City Southern Industries Inc...     643,280
   20,400   Morgan Stanley Dean Witter & Co.......   2,023,435
                                                    ----------
                                                     8,091,985
                                                    ----------
            FOOD CHAINS--5.9%
   17,700   Fred Meyer, Inc.*.....................     958,013
   21,200   Kroger Co.*...........................   1,151,436
   32,800   Safeway Inc.*.........................   1,769,166
                                                    ----------
                                                     3,878,615
                                                    ----------
            INSURANCE--2.0%
   11,275   American International Group, Inc.....   1,324,113
                                                    ----------
            LEISURE & ENTERTAINMENT--.8%
   12,500   Carnival Corp.........................     515,625
                                                    ----------
            MEDICAL DEVICES--.5%
    8,300   Boston Scientific Corp.*..............     353,273
                                                    ----------
            PHARMACEUTICALS--6.1%
    5,000   American Home Products Corp...........     305,000
   13,000   Pfizer Inc............................   1,495,819
    9,600   SmithKline Beecham PLC-ADS............     630,605
   23,000   Warner-Lambert Co.....................   1,562,574
                                                    ----------
                                                     3,993,998
                                                    ----------
            POLLUTION CONTROL--2.9%
   33,700   Waste Management, Inc.................   1,904,050
                                                    ----------
            RETAILING--10.6%
    2,800   Amazon.com Inc.*......................     481,776
    6,800   Best Buy Company Inc.*................     324,700
   12,100   CVS Corp..............................     576,263
   11,300   Costco Companies Inc.*................     914,599
   28,900   Home Depot, Inc.......................   1,732,208
   21,900   Office Depot Inc.*....................     481,800
   27,300   Staples Inc.*.........................     819,000
   35,800   Wal-Mart Stores Inc...................   1,646,800
                                                    ----------
                                                     6,977,146
                                                    ----------
            SEMICONDUCTORS--5.6%
    5,300   Altera Corporation*...................     382,925
   11,300   Intel Corp............................     691,424
   13,200   Linear Technology Corporation.........     750,750
   11,600   Micron Technology Inc.*...............     430,650
    7,000   Texas Instruments, Incorporated.......     714,875
   14,800   Xilinx, Inc.*.........................     675,250
                                                    ----------
                                                     3,645,874
                                                    ----------
            SEMICONDUCTOR CAPITAL
              EQUIPMENT--2.5%
   22,400   Applied Materials Inc.*...............   1,201,200
    9,000   Teradyne, Inc.*.......................     424,692
                                                    ----------
                                                     1,625,892
                                                    ----------
            Total Common Stocks
              (Cost $48,086,315)..................  62,595,711
                                                    ----------

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF Investments (Unaudited) (Continued)

April 30, 1999

Principal
   Amount   Short-Term Corporate Notes--4.1%            Value
   ------                                               ------
$1,500,000  Ford Motor Credit Company,
              4.73%, 5/6/99....................... $ 1,499,015
1,000,000   Kitty Hawk Funding Corp.,
              4.85%, 5/13/99......................     998,384
  200,000   Georgia Power Co.,
              4.75%, 5/7/99.......................     199,841
                                                    ----------
            Total Short-Term Corporate Notes
             (Cost $2,697,240)....................   2,697,240
                                                    ----------
Total Investments
    (Cost $50,783,555)(a)................    99.6%  65,292,951
Other Assets in Excess of Liabilities....      .4      242,937
                                            -----  -----------
Net Assets  .............................   100.0% $65,535,888
                                            =====  ===========
  * Non-income producing security.
(a) At April 30 1999, the net unrealized appreciation on investments,  based on
    cost  for  federal  income  tax  purposes  of   $50,783,555,   amounted  to
    $14,509,396 which consisted of aggregate gross unrealized appreciation of $15,003,800 and aggregate gross unrealized depreciation of $494,404.


                       See Notes to Financial Statements.

The alger retirement fund
Alger Growth retirement Portfolio
Financial Highlights

For a share outstanding throughout the period


                                                                                                                       From
                                                                                                                 November 8, 1993
                                   Six Months                                                                     (commencement
                                      Ended                          Year Ended October 31,                       of operations)
                                    April 30,       ---------------------------------------------------------      to October 31,
                                   1999(i)(ii)         1998           1997            1996             1995          1994(ii)
                                   ---------        ---------       ---------        --------        ---------       ---------
Net asset value, beginning of
  period ......................... $   12.37       $    10.78      $     9.32       $   11.65       $    10.38       $   10.00
                                   ---------        ---------       ---------        --------        ---------       ---------
Net investment income (loss) .....     (0.02)(iii)      (0.01)(iii)     (0.02)(iii)     (0.01)           (0.01)          (0.03)
Net realized and unrealized
  gain on investments ............      4.40             2.82            2.65            0.91             3.59            0.41
                                   ---------        ---------       ---------        --------        ---------       ---------
      Total from investment
        operations................      4.38             2.81            2.63            0.90             3.58            0.38
Distributions from net realized
  gains...........................        --            (1.22)          (1.17)          (3.23)           (2.31)             --
                                   ---------        ---------       ---------        --------        ---------       ---------
Net asset value, end of period ... $   16.75       $    12.37         $ 10.78       $    9.32       $    11.65       $   10.38
                                   =========        =========       =========        ========        =========       =========
Total Return .....................      35.4%            25.4%           28.8%            8.2%            37.1%            3.8%
                                   =========        =========       =========        ========        =========       =========
Ratios and Supplemental Data:
     Net assets, end of period
        (000's omitted)........... $  65,536       $   40,196        $ 22,922       $  11,325       $   13,042       $   9,365
                                   =========        =========       =========        ========        =========       =========
      Ratio of expenses to
        average net assets........      1.04%            1.11%           1.13%           1.07%            1.11%           1.26%
                                   =========        =========       =========        ========        =========       =========
      Ratio of net investment
        income (loss) to
        average net assets .......     (0.23%)          (0.06%)         (0.22%)         (0.09%)          (0.18%)         (0.29%)
                                   =========        =========       =========        ========        =========       =========
      Portfolio Turnover Rate.....     65.10%          130.31%         159.38%         142.83%          133.42%         103.79%
                                   =========        =========       =========        ========        =========       =========

  (i) Unaudited.
 (ii) Ratios have been annualized;  total return has not been  annualized.
(iii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1999

   Shares   Common Stocks--93.4%                        Value
   ------                                               -----
            ADVERTISEMENT--1.4%
   15,850   Outdoor Systems, Inc.*................   $ 399,230
    5,500   Young & Rubicam Inc.*.................     218,972
                                                     ---------
                                                       618,202
                                                     ---------
            AIRLINES--.8%
   14,000   SkyWest Inc...........................     364,000
                                                     ---------
            AUTOMOTIVE--3.6%
   20,000   Midas Inc.............................     700,000
   60,000   Sonic Automotive Inc. Cl. A.*.........     888,750
                                                     ---------
                                                     1,588,750
                                                     ---------
            BIO-TECHNOLOGY--4.0%
   19,100   IDEC Pharmaceuticals Corporation*.....     969,325
   15,000   Medimmune Inc.*.......................     826,875
                                                     ---------
                                                     1,796,200
                                                     ---------
            BROADCASTING--2.5%
   14,000   Jacor Communications Inc.*............   1,123,500
                                                     ---------
            BUILDING & CONSTRUCTION--.3%
    7,000   Champion Enterprises Inc.*............     129,938
                                                     ---------
            BUSINESS SERVICES--9.2%
   15,300   Bisys Group Inc.*.....................     776,475
   23,500   FactSet Research Systems Inc..........   1,095,688
   16,400   Nielsen Media Research Inc.*..........     448,950
   40,000   Paymentech Inc.*......................     955,000
   31,500   Rent-Way Inc.*........................     858,375
                                                     ---------
                                                     4,134,488
                                                     ---------
            COMMUNICATION EQUIPMENT--5.0%
   18,000   Aware Inc.*...........................   1,000,134
   27,200   Dycom Industries Inc.*................   1,242,714
                                                     ---------
                                                     2,242,848
                                                     ---------
            COMMUNICATIONS--5.8%
    8,000   Broadcast.com Inc.*...................   1,026,000
   38,100   Com21 Inc.*...........................   1,185,863
    8,000   Cox Radio, Inc. Cl. A.*...............     390,000
                                                     ---------
                                                     2,601,863
                                                     ---------
            COMPUTER RELATED & BUSINESS
              EQUIPMENT--3.4%
   25,000   Antec Corp.*..........................     678,125
   12,800   Sanmina Corporation*..................     849,600
                                                     ---------
                                                     1,527,725
                                                     ---------
            COMPUTER SERVICES--7.9%
   10,000   CNET Inc.*............................   1,285,000
    9,800   Excite Inc.*..........................   1,430,800
   15,000   QRS Corp.*............................     825,000
                                                     ---------
                                                     3,540,800
                                                     ---------
            COMPUTER SOFTWARE--4.1%
    8,000   GeoTel Communications Corp.*..........     450,000
   16,200   Intuit Inc.*..........................   1,395,225
                                                     ---------
                                                     1,845,225
                                                     ---------
            COMPUTER TECHNOLOGY--.9%
    6,600   Rambus Inc.*..........................     396,825
                                                     ---------
            CONSUMER PRODUCTS--2.5%
    8,300   Furniture Brands International Inc.*..     208,023
   35,000   Mettler-Toledo International Inc.*....     914,375
                                                     ---------
                                                     1,122,398
                                                     ---------

   Shares   Common Stocks (Continued)                   Value
   ------                                               -----
            DRUG DISTRIBUTION--.7%
   11,600   AmeriSource Health Corp. Cl. A.*......   $ 321,181
                                                     ---------
            FINANCIAL SERVICES--3.1%
   20,000   Dime Bancorp Inc......................     461,260
   14,800   National Commerce Bancorp.............     370,000
   11,000   North Fork Bancorporation Inc.........     247,500
    5,000   Wilmington Trust Corp.................     307,190
                                                     ---------
                                                     1,385,950
                                                     ---------
            FOODS & BEVERAGES--4.7%
   35,600   Starbucks Corp.*......................   1,314,993
   18,700   U.S. Foodservice*.....................     786,578
                                                     ---------
                                                     2,101,571
                                                     ---------
            LEISURE & ENTERTAINMENT--.9%
   20,000   Cinar Films, Inc. Cl. B.*.............     417,500
                                                     ---------
            MEDICAL SERVICES--3.6%
   27,000   Hooper Holmes Inc.....................     430,326
   34,100   MedQuist Inc.*........................   1,167,925
                                                     ---------
                                                     1,598,251
                                                     ---------
            OIL & GAS--1.9%
   75,000   Varco International Inc.*.............     848,475
                                                     ---------
            PHARMACEUTICALS--4.9%
   19,000   Agouron Pharmaceuticals Inc.*.........   1,122,197
   24,200   Forest Laboratories, lnc.*............   1,076,900
                                                     ---------
                                                     2,199,097
                                                     ---------
            RESTAURANTS & LODGING--3.0%
   37,500   Outback Steakhouse, Inc.*.............   1,342,988
                                                     ---------
            RETAILING--15.0%
   47,000   BJ's Wholesale Club Inc.*.............   1,248,461
   27,400   Bed Bath & Beyond Inc.*...............     977,851
   16,600   Ethan Allen Interiors Inc.............     841,421
   34,200   Family Dollar Stores Inc..............     825,075
   28,400   Linens'n Things Inc.*.................   1,299,300
   35,000   Stride Rite Corp......................     409,080
    7,000   Tiffany & Co..........................     588,000
   18,300   Williams Sonoma Inc.*.................     530,700
                                                     ---------
                                                     6,719,888
                                                     ---------
            SEMICONDUCTORS--1.9%
   24,500   Microchip Technology Incorporated*....     857,500
                                                     ---------
            SEMICONDUCTOR CAPITAL
              EQUIPMENT--.3%
    6,000   PRI Automation, Inc.*.................     148,878
                                                     ---------
            TRANSPORTATION--2.0%
    7,900   Coach USA Inc.*.......................     187,625
   31,100   Forward Air Corporation*..............     691,975
                                                     ---------
                                                       879,600
                                                     ---------
            Total Common Stocks
              (Cost $34,967,010)..................  41,853,641
                                                     ---------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1999

 Principal
   Amount   Short-Term Corporate Notes--6.1%            Value
 ---------                                              -----
$1,400,000  Corporacion Andina De Fomento,
              4.83%, 5/7/99....................... $ 1,398,800
  825,000   Kitty Hawk Funding Corp.,
              4.85%, 5/13/99......................     823,662
  500,000   National Australia Funding Inc.,
              4.77%, 5/13/99......................     499,280
                                                   -----------
            Total Short-Term Corporate Notes
              (Cost $2,721,742)...................   2,721,742
                                                   -----------

Total Investments
    (Cost $37,688,752)(a)................    99.5%  44,575,383
Other Assets in Excess of Liabilities....      .5      207,024
                                            -----  -----------
Net Assets  .............................   100.0% $44,782,407
                                            =====  ===========

 * Non-income producing security.
(a)At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $37,688,752, amounted to $6,886,631 which consisted of aggregate gross unrealized appreciation of $7,493,848 and aggregate gross unrealized depreciation of $607,217.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                                                                        From
                                                                                                                  November 8, 1993
                                     Six Months                                                                    (commencement
                                       Ended                          Year Ended October 31,                      of  operations)
                                     April 30,       ---------------------------------------------------------     to October 31,
                                    1999(i)(ii)         1998            1997            1996            1995          1994(ii)
                                    -----------      ---------       ---------       ---------       ---------       ---------
Net asset value, beginning
  of period......................   $    16.37      $    18.00       $   17.87       $   17.92       $   10.83       $   10.00
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net investment income (loss).....        (0.06)(iii)     (0.08)          (0.10)          (0.05)          (0.07)          (0.07)
Net realized and unrealized
  gain on investments............         6.79            0.02            3.13            1.72            7.23            0.90
                                     ---------       ---------       ---------       ---------       ---------       ---------
    Total from investment
        operations...............         6.73           (0.06)           3.03            1.67            7.16            0.83
Distributions from net
  realized gains.................           --           (1.57)          (2.90)          (1.72)          (0.07)             --
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, end of period...   $    23.10      $    16.37       $   18.00       $   17.87       $   17.92       $   10.83
                                     =========       =========       =========       =========       =========       =========
Total Return.....................         41.1%           (1.8)%          19.0%            9.2%           66.2%            8.3%
                                     =========       =========       =========       =========       =========       =========
Ratios and Supplemental Data:
    Net assets, end of period
        (000's omitted)..........   $   44,782      $   29,938       $  31,499       $  30,043       $  23,002       $   9,513
                                     =========       =========       =========       =========       =========       =========
    Ratio of expenses to
        average net assets ......         0.98%           1.03%           1.06%           1.05%           1.13%           1.47%
                                     =========       =========       =========       =========       =========       =========
    Ratio of net investment
        income (loss) to
        average net assets.......        (0.55%)         (0.55%)         (0.62%)         (0.54%)         (0.73%)         (0.80%)
                                     =========       =========       =========       =========       =========       =========
    Portfolio Turnover Rate......       105.12%         169.97%         134.25%         182.49%         104.84%         186.76%
                                     =========       =========       =========       =========       =========       =========


  (i) Unaudited.
 (ii) Ratios have been annualized;  total return has not been  annualized.
(iii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1999

   Shares   Common Stocks--88.5%                        Value
   ------                                               -----
            ADVERTISING--.8%
    2,200   Young & Rubicam Inc.*.................   $  87,589
                                                     ---------
           AIRLINES--.4%
    1,300   Southwest Airlines Co.................      42,331
                                                     ---------
            APPAREL--.9%
    1,500   Tommy Hilfiger Corporation*...........     104,812
                                                     ---------
            AUTOMOTIVE--1.1%
    2,000   Harley Davidson, Inc..................     119,250
                                                     ---------
            BIO-TECHNOLOGY--3.1%
    3,600   Biogen Inc.*..........................     342,227
                                                     ---------
            BUILDING & CONSTRUCTION--.8%
    5,000   Champion Enterprises Inc.*............      92,812
                                                     ---------
            BUSINESS SERVICES--11.1%
    8,000   Ceridian Corp.*.......................     293,000
    5,500   Cintas Corp...........................     378,125
    4,500   Fiserv Inc.*..........................     263,534
    8,000   IMS Health Inc........................     240,000
    1,400   Siebel Systems Inc.*..................      53,813
                                                     ---------
                                                     1,228,472
                                                     ---------
            COMMUNICATION EQUIPMENT--1.0%
    1,100   Ascend Communications, lnc.*..........     106,288
                                                     ---------
            COMMUNICATIONS--7.1%
    2,500   Broadcast.com Inc.*...................     320,625
    1,200   COX Communications Inc. Cl. A.*.......      95,250
    5,600   Frontier Corp.........................     309,053
    1,000   Global Telesystems Group Inc.*........      66,125
                                                     ---------
                                                       791,053
                                                     ---------
            COMPUTER RELATED & BUSINESS
              EQUIPMENT--2.7%
    9,900   Quantum Corp.*........................     176,963
    1,800   Sanmina Corporation*..................     119,475
                                                     ---------
                                                       296,438
                                                     ---------
            COMPUTER SERVICES--7.1%
    2,200   CNET Inc.*............................     282,700
    1,200   eBay Inc.*............................     249,750
    1,700   Excite Inc.*..........................     248,200
                                                     ---------
                                                       780,650
                                                     ---------
            COMPUTER SOFTWARE--3.1%
    4,000   Intuit Inc.*..........................     344,500
                                                     ---------
            COMPUTER TECHNOLOGY--1.3%
    2,500   Rambus Inc.*..........................     150,313
                                                     ---------
            DRUG DISTRIBUTION--1.1%
    4,200   AmeriSource Health Corp Cl. A.*.......     116,290
                                                     ---------
            FINANCIAL SERVICES--5.9%
    3,000   Charter One Financial Inc.............      93,750
    5,000   Dime Bancorp Inc......................     115,315
    2,900   Golden State Bancorp Inc.*............      71,233
    4,000   Kansas City Southern Industries Inc...     238,252
    2,800   Paine Webber Group Inc................     131,426
                                                     ---------
                                                       649,976
                                                     ---------

   Shares   Common Stocks (Continued)                   Value
   ------                                               -----
            FOOD CHAINS--2.0%
    4,000   Fred Meyer, lnc.*.....................   $ 216,500
                                                     ---------
            FOODS & BEVERAGES--4.2%
    8,000   Starbucks Corp.*......................     295,504
    4,000   U.S. Foodservice*.....................     168,252
                                                     ---------
                                                       463,756
                                                     ---------
            PAPER PACKAGING & FOREST
              PRODUCTS--1.5%
    2,800   Sealed Air Corp.*.....................     170,275
                                                     ---------
            PHARMACEUTICALS--4.6%
    2,900   Agouron Pharmaceuticals Inc.*.........     171,282
    7,500   Forest Laboratories, lnc.*............     333,750
                                                     ---------
                                                       505,032
                                                     ---------
            RESTAURANTS & LODGING--3.6%
   10,000   Outback Steakhouse, Inc.*.............     358,130
    1,000   Papa John's International Inc.*.......      40,188
                                                     ---------
                                                       398,318
                                                     ---------
            RETAILING--11.1%
    1,500   Abercrombie & Fitch Co., Cl. A.*......     142,688
    6,700   Bed Bath & Beyond Inc.*...............     239,110
    3,600   Best Buy Company Inc.*................     171,900
    4,500   Gucci Group N.V.......................     339,471
    9,750   Office Depot Inc.*....................     214,500
    4,000   Williams Sonoma Inc.*.................     116,000
                                                     ---------
                                                     1,223,669
                                                     ---------
            SEMICONDUCTORS--9.9%
    3,000   Altera Corporation*...................     216,750
    4,800   Linear Technology Corporation.........     273,000
    2,000   Maxim Integrated Products, Inc.*......     112,000
    6,400   Microchip Technology Incorporated*....     224,000
    6,000   Xilinx, Inc.*.........................     273,750
                                                     ---------
                                                     1,099,500
                                                     ---------
            SEMICONDUCTOR CAPITAL
              EQUIPMENT--3.3%
    1,400   Applied Materials Inc.*...............      75,075
    1,100   ASM Lithography Holding NV*...........      42,900
    5,200   Teradyne, Inc.*.......................     245,378
                                                     ---------
                                                       363,353
                                                     ---------
            TRANSPORTATION--.8%
    3,700   Coach USA Inc.*.......................      87,875
                                                     ---------
            Total Common Stocks
                (Cost $8,924,125).................   9,781,279
                                                     ---------

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

April 30, 1999

 Principal
   Amount   Short-Term Corporate Notes--21.7%           Value
   ------                                               -----
 $150,000   Corporacion Andina De Fomento,
              4.83%, 5/7/99.......................   $ 149,879
  350,000   Florida Power Corp.,
              4.77%, 5/6/99.......................     349,768
  100,000   Ford Motor Credit Company,
              4.73%, 5/6/99.......................      99,935
  150,000   General Motors Acceptance Corp.,
              4.80%, 5/10/99......................     149,820
  400,000   Household Finance Corp.,
              4.75%, 5/6/99.......................     399,736
  250,000   Kitty Hawk Funding Corp.,
              4.85%, 5/13/99......................     249,596
  100,000   Merrill Lynch & Co.,
              4.78%, 5/12/99......................      99,854
  450,000   National Australia Funding Inc.,
              4.77%, 5/13/99......................     449,284
                                                     ---------
  450,000   United Parcel Service Inc.,
              4.69%, 5/13/99......................     449,297
                                                     ---------
            Total Short-Term Corporate Notes
              (Cost $2,397,169)...................   2,397,169
Total Investments
  (Cost $11,321,294)(a)..................   110.2%  12,178,448
Liabilities in Excess of Other Assets....   (10.2)  (1,123,277)
                                            -----   ----------
Net Assets  .............................   100.0% $11,055,171
                                            =====   ==========

  * Non-income producing security.
(a) At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,321,294, amounted to $857,154 which consisted of aggregate gross unrealized appreciation of $1,112,977 and aggregate gross unrealized depreciation of $255,823.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                                                                       From
                                                                                                                 November 8, 1993
                                    Six Months                                                                    (commencement
                                       Ended                          Year Ended October 31,                      of operations)
                                     April 30,       ---------------------------------------------------------     to October 31,
                                    1999(i)(ii)        1998            1997            1996            1995          1994(ii)
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, beginning
  of period .....................   $     8.83      $    11.36       $   14.48       $   16.34       $   11.66       $   10.00
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net investment income (loss) ....        (0.04)(iii)     (0.06)(iii)     (0.15)          (0.07)          (0.07)          (0.09)
Net realized and unrealized
  gain on investments ...........         3.05            1.78            3.46            1.09            6.07            1.75
                                     ---------       ---------       ---------       ---------       ---------       ---------
      Total from investment
        operations ..............         3.01            1.72            3.31            1.02            6.00            1.66
Distributions from net
  realized gains ................           --           (4.25)          (6.43)          (2.88)          (1.32)             --
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, end of period ..   $    11.84      $    8.83        $   11.36       $   14.48       $   16.34       $   11.66
                                     =========       =========       =========       =========       =========       =========
Total Return ....................         34.1%           11.5%           28.6%            6.2%           54.1%           16.6%
                                     =========       =========       =========       =========       =========       =========
Ratios and Supplemental Data:
      Net assets, end of period
        (000's omitted) .........   $   11,055      $   6,667        $   6,435       $   9,726       $  10,914       $   6,774
                                     =========       =========       =========       =========       =========       =========
      Ratio of expenses to
        average net assets ......         1.26%           1.22%           1.31%           1.16%           1.23%           1.53%
                                     =========       =========       =========       =========       =========       =========
      Ratio of net investment
        income (loss) to
        average net assets ......        (0.74%)         (0.52%)         (0.79%)         (0.45%)         (0.69%)         (0.89%)
                                     =========       =========       =========       =========       =========       =========
      Portfolio Turnover Rate ...       130.29%         184.23%         183.31%         170.21%         132.74%         134.06%
                                     =========       =========       =========       =========       =========       =========



  (i) Unaudited.
 (ii) Ratios have been annualized;  total return has not been  annualized.
(iii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1999


   Shares   Common Stocks--91.0%                        Value
   ------                                               -----
            BIO-TECHNOLOGY--1.7%
    8,000   Amgen Inc.*...........................   $ 491,504
                                                     ---------
            BROADCASTING--1.5%
    5,600   Cablevision Systems Corp. Cl. A.*.....     433,300
                                                     ---------
            BUSINESS SERVICES--1.1%
   10,200   IMS Health Inc........................     306,000
                                                     ---------
            communication equipment--6.1%
    2,500   Ascend Communications, Inc.*..........     241,563
    8,500   Cisco Systems, Inc.*..................     969,536
    6,500   Motorola, Inc.........................     520,813
                                                     ---------
                                                     1,731,912
                                                     ---------
            COMMUNICATIONS--17.0%
    7,800   America Online Inc....................   1,113,450
    4,500   Broadcast.com Inc.*...................     577,125
   12,500   Comcast Corp. Cl. A. Special..........     821,100
    9,500   COX Communications Inc. Cl. A.*.......     754,063
    4,500   MCI Worldcom Inc.*....................     369,846
   10,000   Nextel Communications Inc. Cl. A.*....     409,380
    3,500   Qwest Communications International Inc.*   299,033
    2,000   RealNetworks Inc.*....................     443,000
                                                     ---------
                                                     4,786,997
                                                     ---------
            COMPUTER RELATED & BUSINESS
              EQUIPMENT--5.2%
    5,600   EMC Corp.*............................     610,053
   14,500   Sun Microsystems Inc.*................     867,289
                                                     ---------
                                                     1,477,342
                                                     ---------
            COMPUTER Services--11.6%
    4,500   CNET Inc.*............................     578,250
    6,300   eBay Inc.*............................   1,311,188
    4,900   Excite Inc.*..........................     715,400
    3,900   Yahoo Inc.*...........................     681,283
                                                     ---------
                                                     3,286,121
                                                     ---------
            COMPUTER SOFTWARE--5.5%
    4,000   Intuit Inc.*..........................     344,500
   14,800   Microsoft Corporation*................   1,203,432
                                                     ---------
                                                     1,547,932
                                                     ---------
            CONGLOMERATE--3.0%
   10,500   Tyco International Ltd................     853,125
                                                     ---------
            FINANCIAL SERVICES--9.5%
    3,000   American Express Co...................     392,064
   11,000   Citigroup Inc.........................     827,750
    9,100   Kansas City Southern Industries Inc...     542,023
    7,000   Morgan Stanley Dean Witter & Co.......     694,316
    2,000   Schwab (Charles) Corporation (The)....     219,500
                                                     ---------
                                                     2,675,653
                                                     ---------

   Shares   Common Stocks (Continued)                   Value
   ------                                               -----
            FOOD CHAINS--1.0%
    2,300   Kroger Co.*...........................   $ 124,920
    2,700   Safeway Inc.*.........................     145,633
                                                     ---------
                                                       270,553
                                                     ---------
            INSURANCE--2.8%
    6,700   American International Group, Inc.....     786,835
                                                     ---------
            PHARMACEUTICALS--2.3%
    4,500   Pfizer Inc............................     517,784
    2,700   Schering-Plough Corporation...........     130,445
                                                     ---------
                                                       648,229
                                                     ---------
            RETAILING--15.8%
    7,200   Amazon.com Inc.*......................   1,238,854
    9,000   Best Buy Company Inc.*................     429,750
    6,500   Costco Companies Inc.*................     526,097
   12,100   Home Depot, Inc.......................     725,250
   12,000   Office Depot Inc.*....................     264,000
    7,500   Staples Inc.*.........................     225,000
   22,800   Wal-Mart Stores Inc...................   1,048,800
                                                     ---------
                                                     4,457,751
                                                     ---------
            SEMICONDUCTORS--3.3%
    6,300   Linear Technology Corporation.........     358,313
    1,800   Texas Instruments, Incorporated.......     183,825
    8,600   Xilinx, Inc.*.........................     392,375
                                                     ---------
                                                       934,513
                                                     ---------
            SEMICONDUCTOR CAPITAL
              EQUIPMENT--3.6%
    9,400   Applied Materials Inc.*...............     504,075
    5,000   ASM Lithography Holding NV*...........     195,000
    6,500   Teradyne, Inc.*.......................     306,721
                                                     ---------
                                                     1,005,796
                                                     ---------
            Total Common Stocks
              (Cost $21,711,609)..................  25,693,563
                                                     ---------

Principal
  Amount    Short-Term Corporate Notes--13.3%
---------
$1,200,000  Corporacion Andina De Fomento,
              4.83%, 5/7/99.......................   1,199,034
  900,000   General Motors Acceptance Corp.,
              4.80%, 5/10/99......................     898,920
1,100,000   Kitty Hawk Funding Corp.,
              4.85%, 5/13/99......................   1,098,221
  550,000   National Australia Funding Inc.,
              4.77%, 5/13/99......................     549,126
                                                     ---------
            Total Short-Term Corporate Notes
              (Cost $3,745,301)...................   3,745,301
                                                     ---------
Total Investments
  (Cost $25,456,910)(a)..................   104.3%  29,438,864
Liabilities In Excess of Other Assets....    (4.3)  (1,209,309)
                                            -----   ----------
Net Assets  .............................   100.0% $28,229,495
                                            =====   ==========

  * Non-income producing security.
(a) At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,469,910, amounted to $3,981,954 which consisted of aggregate gross unrealized appreciation of $4,303,410 and aggregate gross unrealized depreciation of $321,456.


                       See Notes to Financial Statements.

The Alger retirement fund
Alger capital appreciation retirement Portfolio(i)
Financial Highlights

For a share outstanding throughout the period

                                                                                                                        From
                                                                                                                  November 8, 1993
                                    Six Months                                                                     (commencement
                                       Ended                          Year Ended October 31,                       of operations)
                                     April 30,      -----------------------------------------------------------       to October 31,
                                   1999(ii)(iii)        1998            1997            1996            1995          1994(iii)
                                   ------------      ---------       ---------       ---------       ---------       ---------
Net asset value, beginning
  of period .....................    $    8.98       $    9.70       $    9.88       $   12.72       $   10.08       $   10.00
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net investment income (loss) ....        (0.05)(iv)      (0.08)(iv)      (0.10)(iv)      (0.07)          (0.19)          (0.23)
Net realized and unrealized
  gain on investments ...........         6.08            2.96            2.51            0.83            5.30            0.31
                                     ---------       ---------       ---------       ---------       ---------       ---------
      Total from investment
        operations ..............         6.03            2.88            2.41            0.76            5.11            0.08
Distributions from net
  realized gains ................           --           (3.60)          (2.59)          (3.60)          (2.47)             --
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, end of period ..    $   15.01       $    8.98       $    9.70       $    9.88       $   12.72       $   10.08
                                     =========       =========       =========       =========       =========       =========
Total Return ....................         67.1%           28.1%           26.1%            6.1%           54.4%            0.8%
                                     =========       =========       =========       =========       =========       =========
Ratios and Supplemental Data:
      Net assets, end of period
        (000's omitted) .........    $  28,229       $  5,587        $   4,520       $   6,703       $   8,116       $   5,251
                                     =========       =========       =========       =========       =========       =========
      Ratio of expenses excluding
        interest to average
        net assets ..............         1.27%           1.37%           1.47%           1.37%           1.43%           1.78%
                                     =========       =========       =========       =========       =========       =========
      Ratio of expenses including
        interest to average
        net assets...............         1.32%           1.44%           1.62%           1.44%           2.70%           2.87%
                                     =========       =========       =========       =========       =========       =========
      Ratio of net investment
        income (loss) to average
        net assets ..............        (0.75%)         (0.79%)         (1.02%)         (0.94%)         (2.32%)         (2.53%)
                                     =========       =========       =========       =========       =========       =========
      Portfolio Turnover Rate ...        67.16%         177.09%         159.56%         203.46%         188.53%         229.11%
                                     =========       =========       =========       =========       =========       =========
      Amount of debt outstanding
        at end of period.........    $      --       $      --       $ 127,000       $      --       $ 302,600       $ 955,600
                                     =========       =========       =========       =========       =========       =========
      Average amount of debt
        outstanding during
        the period ..............    $  84,768       $  49,890       $ 127,915       $  62,130       $ 939,600       $ 826,076
                                     =========       =========       =========       =========       =========       =========
      Average daily number of
        shares outstanding
        during the period........      925,729         505,939         511,947         595,051         565,805         515,270
                                     =========       =========       =========       =========       =========       =========
      Average amount of debt
        per share during
        the period ..............    $    0.09       $    0.10       $    0.25       $    0.10       $    1.66       $    1.60
                                     =========       =========       =========       =========       =========       =========

  (i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.
 (ii) Unaudited.
(iii) Ratios have been annualized;  total return has not been  annualized.
 (iv) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 1999

                                                                                                       MidCap              Capital
                                                              Growth             Small Cap             Growth           Appreciation
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                             ---------           ---------            ---------         ------------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments.............  $65,292,951          $44,575,383         $12,178,448          $29,438,864
Cash....................................................       17,741               28,617              48,717               41,111
Receivable for investment securities sold...............    1,763,873           11,092,577             397,371              138,685
Receivable for shares of beneficial interest sold.......      139,876               25,749             117,575                   --
Dividends receivable....................................       12,575                3,750                 637                3,687
Prepaid expenses .......................................       15,952               15,986              15,259               15,274
                                                          -----------          -----------         -----------          -----------
    Total Assets........................................   67,242,968           55,742,062          12,758,007           29,637,621
                                                          -----------          -----------         -----------          -----------

LIABILITIES:
Payable for investment securities purchased.............    1,572,247           10,826,706           1,550,713            1,134,060
Payable for shares of beneficial interest redeemed......       36,299               79,878             136,633              240,243
Interest payable........................................           --                   --                  --                2,377
Accrued investment management fees......................       41,249               30,993               6,334               15,874
Accrued expenses........................................       57,285               22,078               9,156               15,572
                                                          -----------          -----------         -----------          -----------
    Total Liabilities...................................    1,707,080           10,959,655           1,702,836            1,408,126
                                                          -----------          -----------         -----------          -----------
NET ASSETS..............................................  $65,535,888          $44,782,407         $11,055,171          $28,229,495
                                                          ===========          ===========         ===========          ===========
Net Assets Consist of:=
  Paid-in capital.......................................  $41,235,546          $25,770,415         $ 7,217,616          $21,567,301
  Undistributed net investment income
    (accumulated loss)..................................     (176,059)            (780,265)           (276,625)            (474,490)
  Undistributed net realized gain.......................    9,967,005           12,905,626           3,257,026            3,154,730
  Net unrealized appreciation...........................   14,509,396            6,886,631             857,154            3,981,954
                                                          -----------          -----------         -----------          -----------
NET ASSETS..............................................  $65,535,888          $44,782,407         $11,055,171          $28,229,495
                                                          ===========          ===========         ===========          ===========

Shares of beneficial interest outstanding--Note 6........   3,912,172            1,938,554             933,839            1,881,309
                                                          ===========          ===========         ===========          ===========

NET ASSET VALUE PER SHARE...............................  $     16.75          $     23.10         $     11.84          $     15.01
                                                          ===========          ===========         ===========          ===========
*Identified cost........................................  $50,783,555          $37,688,752         $11,321,294          $25,456,910
                                                          ===========          ===========         ===========          ===========


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS (Unaudited)

For the six months ended April 30, 1999

                                                                                                       MidCap              Capital
                                                              Growth             Small Cap             Growth           Appreciation
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                             ---------           ---------            ---------         ------------
Investment Income
Income:
  Dividends.............................................  $   104,548          $    34,986          $    7,640           $   14,380
  Interest..............................................      114,744               47,409              13,177               17,959
                                                          -----------          -----------          ----------           ----------
    Total income........................................      219,292               82,395              20,817               32,339
                                                          -----------          -----------          ----------           ----------

Expenses:
  Management fees--Note 3(a).............................     203,339              161,400              31,481               48,986
  Shareholder servicing fees............................       46,060                1,241                 199                1,709
  Interest on line of credit utilized--Note 5............          --                   --                  --                2,389
  Custodian fees........................................        8,089                6,200               5,043                4,062
  Transfer agent fees--Note 3(c).........................       1,250                1,250               1,250                1,250
  Shareholder reports...................................        6,530                2,625               1,734                3,059
  Professional fees.....................................        6,687                7,000               4,399                5,916
  Trustees' fees........................................        2,976                2,976               2,976                2,976
  Miscellaneous.........................................        6,188                4,235               2,682                5,502
                                                          -----------          -----------          ----------           ----------
    Total Expenses......................................      281,119              186,927              49,764               75,849
                                                          -----------          -----------          ----------           ----------
Net Investment Loss.....................................      (61,827)            (104,532)            (28,947)             (43,510)
                                                          -----------          -----------          ----------           ----------
Realized and Unrealized Gain
    On Investments:
  Net realized gain on investments......................    8,491,941            8,445,057           1,867,329            1,937,943
  Net change in unrealized appreciation (depreciation)
    on investments......................................    6,698,274            4,306,771             404,405            2,900,464
                                                          -----------          -----------          ----------           ----------
  Net realized and unrealized gain
    on investments......................................   15,190,215           12,751,828           2,271,734            4,838,407
                                                          -----------          -----------          ----------           ----------
  Net increase In Net Assets
    Resulting From Operations...........................  $15,128,388          $12,647,296          $2,242,787           $4,794,897
                                                          ===========          ===========          ==========           ==========



                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

STATEMENT OF CASH FLOWS (Unaudited)

For the six months ended April 30, 1999

Increase (decrease) in cash:
Cash flows from operating activities:
  Dividends received...............................................................................................    $   11,601
  Interest received................................................................................................        17,959
  Interest paid....................................................................................................           (75)
  Operating expenses paid..........................................................................................       (54,669)
  Purchase of investment securities................................................................................   (22,817,632)
  Purchase of short-term securities, net...........................................................................    (3,110,784)
  Proceeds from disposition of investment securities...............................................................     7,888,691
  Other............................................................................................................       (14,339)
                                                                                                                      -----------
    Net cash used in operating activities..........................................................................   (18,079,248)
                                                                                                                      -----------

Cash flows from financing activities:
  Proceeds from shares sold........................................................................................    22,249,484
  Payments on shares redeemed......................................................................................    (4,161,191)
                                                                                                                      -----------
    Net cash provided by financing activities......................................................................    18,088,293
                                                                                                                      -----------
Net increase in cash...............................................................................................         9,045
Cash--beginning of period...........................................................................................       32,066
                                                                                                                      -----------
Cash--end of period.................................................................................................   $   41,111
                                                                                                                      ===========
Reconciliation  of net  increase  in net  assets to net cash  used in  operating activities:
  Net increase in net assets resulting from operations.............................................................   $ 4,794,897
  Increase in investments..........................................................................................   (19,022,609)
  Increase in receivable for investment securities sold............................................................      (138,685)
  Increase in dividends receivable.................................................................................        (2,779)
  Increase in payable for investment securities purchased..........................................................     1,121,568
  Net realized gain on investments.................................................................................    (1,937,943)
  Net increase in unrealized appreciation on investments...........................................................    (2,900,464)
  Increase in accrued expenses and other liabilities...............................................................        21,106
  Net decrease in other assets.....................................................................................       (14,339)
                                                                                                                      -----------
    Net cash used in operating activities..........................................................................  $(18,079,248)
                                                                                                                      ===========

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the six months ended April 30, 1999

                                                                                                       MidCap              Capital
                                                              Growth             Small Cap             Growth           Appreciation
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                             ---------           ---------            ---------           ----------
Net investment loss.....................................  $   (61,827)         $  (104,532)          $ (28,947)           $ (43,510)
Net realized gain on investments........................    8,491,941            8,445,057           1,867,329            1,937,943
Net change in unrealized appreciation (depreciation)
  on investments........................................    6,698,274            4,306,771             404,405            2,900,464
                                                          -----------          -----------         -----------           ----------
Net increase in net assets resulting
  from operations.......................................   15,128,388           12,647,296           2,242,787            4,794,897
Net increase from shares of beneficial
  interest transactions--Note 6.........................   10,211,728            2,197,401           2,145,766           17,847,919
                                                          -----------          -----------         -----------          -----------
    Total increase .....................................   25,340,116           14,844,697           4,388,553           22,642,816
Net Assets:
  Beginning of period...................................   40,195,772           29,937,710           6,666,618            5,586,679
                                                          -----------          -----------         -----------          -----------
  End of period.........................................  $65,535,888          $44,782,407         $11,055,171          $28,229,495
                                                          ===========          ===========         ===========          ===========

Undistributed net investment income (accumulated loss)..   $ (176,059)          $ (780,265)         $ (276,625)          $ (474,490)
                                                          ===========          ===========         ===========          ===========


THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1998

                                                                                                       MidCap              Capital
                                                              Growth             Small Cap             Growth           Appreciation
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                             ---------           ---------            ---------           ----------
Net investment loss.....................................  $   (19,255)         $  (176,170)        $   (34,779)           $ (39,472)
Net realized gain on investments........................    1,413,023            4,024,832           1,177,672              858,170
Net change in unrealized appreciation (depreciation)
  on investments........................................    4,786,718           (4,420,878)           (406,271)             387,238
                                                          -----------          -----------         -----------          -----------
Net increase (decrease) in net assets resulting
  from operations.......................................    6,180,486             (572,216)            736,622            1,205,936
Distributions to Shareholders:
  Net realized gains....................................   (3,068,529)          (2,665,137)         (2,238,027)          (1,478,868)
Net increase from shares of beneficial
  interest transactions--Note 6..........................  14,161,744            1,675,769           1,732,580            1,339,209
                                                          -----------          -----------         -----------          -----------
    Total increase (decrease)...........................   17,273,701           (1,561,584)            231,175            1,066,277
Net Assets:
  Beginning of year.....................................   22,922,071           31,499,294           6,435,443            4,520,402
                                                          -----------          -----------         -----------          -----------
  End of year...........................................  $40,195,772          $29,937,710         $ 6,666,618           $5,586,679
                                                          ===========          ===========         ===========          ===========
Undistributed net investment income (accumulated loss)..  $  (114,232)         $  (675,733)        $  (247,678)          $ (430,980)
                                                          ===========          ===========         ===========          ===========


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--General:

   The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios"). The investment objective of each Portfolio is long-term capital appreciation. Each Portfolio seeks to achieve its objective by investing primarily in equity securities.

NOTE 2--Significant Accounting Policies:

   (a) Investment Valuation: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

   Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

   Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

   (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

   (c) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

   (d) Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

   (e) Expenses: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

   (f) Other: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

   (a) Investment Management Fees: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

      Growth Portfolio.............................  .75%
      Small Cap Portfolio..........................  .85
      MidCap Growth Portfolio......................  .80
      Capital Appreciation Portfolio...............  .85

   (b) Brokerage Commissions: During the six months ended April 30, 1999, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $50,068, $54,979, $13,112 and $14,592, respectively, in connection with securities transactions.

   (c) Transfer Agent Fees: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1999, each Portfolio incurred fees of $1,250 for services provided by Alger Services.

   (d) Other Transactions With Affiliates: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 1999, Alger Management and its affiliates owned 817,873 shares, 306,586 shares, 689,695 shares and 583,595 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.


NOTE 4--Securities Transactions:

   The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 1999:

                                      Purchases        Sales
                                    -----------     -----------
Growth Portfolio..................  $44,606,574     $32,465,702
Small Cap Portfolio...............   38,835,505      37,750,772
MidCap Growth Portfolio...........   11,218,573       9,938,961
Capital Appreciation Portfolio....   23,939,200       8,025,906

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 5--Lines of Credit:

   The Capital Appreciation Portfolio has both committed and uncommitted lines of credit with banks where it may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital
Appreciation Portfolio borrows under these lines, the Capital Appreciation Portfolio must pledge securities with a total value of at least twice the amount borrowed. Such borrowings have variable interest rates and are payable on demand. For the six months ended April 30, 1999, the Capital Appreciation Portfolio had borrowings which averaged $84,768 at a weighted average interest rate of 5.55%.

Note 6--Share Capital:

   The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

   During the six months ended April 30, 1999, transactions of shares of beneficial interest were as follows:

                                        Shares        Amount
                                      ---------    -----------
Growth Portfolio
  Shares sold                         1,143,973    $17,659,315
  Shares redeemed                      (482,328)    (7,447,587)
                                      ---------    -----------
  Net increase                          661,645    $10,211,728
                                      =========    ===========

Small Cap Portfolio
  Shares sold                           366,871    $ 7,419,817
  Shares redeemed                      (256,599)    (5,222,416)
                                      ---------    -----------
  Net increase                          110,272    $ 2,197,401
                                      =========    ===========

MidCap Growth Portfolio
  Shares sold                           601,138    $ 6,181,569
  Shares redeemed                      (422,347)    (4,035,803)
                                      ---------    -----------
  Net increase                          178,791    $ 2,145,766
                                      =========    ===========

Capital Appreciation Portfolio
  Shares sold                         1,622,567    $22,249,353
  Shares redeemed                      (363,372)    (4,401,434)
                                      ---------    -----------
  Net increase                        1,259,195    $17,847,919
                                      =========    ===========


   During the year ended October 31, 1998, transactions of shares of beneficial interest were as follows:
                                        Shares        Amount
                                      ---------    -----------
Growth Portfolio
  Shares sold                         1,675,676    $20,656,143
  Dividends reinvested                  234,212      3,061,151
                                      ---------    -----------
                                      1,909,888     23,717,294
  Shares redeemed                      (785,459)    (9,555,550)
                                      ---------    -----------
  Net increase                        1,124,429    $14,161,744
                                      =========    ===========

Small Cap Portfolio
  Shares sold                           548,888    $10,042,134
  Dividends reinvested                  135,827      2,664,934
                                      ---------    -----------
                                        684,715     12,707,068
  Shares redeemed                      (605,971)   (11,031,299)
                                      ---------    -----------
  Net increase                           78,744    $ 1,675,769
                                      =========    ===========

MidCap Growth Portfolio
  Shares sold                            67,899    $   636,842
  Dividends reinvested                  225,973      2,207,761
                                      ---------    -----------
                                        293,872      2,844,603
  Shares redeemed                      (105,276)    (1,112,023)
                                      ---------    -----------
  Net increase                          188,596    $ 1,732,580
                                      =========    ===========

Capital Appreciation Portfolio
  Shares sold                           195,667    $ 1,756,200
  Dividends reinvested                  154,943      1,453,369
                                      ---------    -----------
                                        350,610      3,209,569
  Shares redeemed                      (194,575)    (1,870,360)
                                      ---------    -----------
  Net increase                          156,035    $ 1,339,209
                                      =========    ===========